PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Property and Equipment, Net
Cost	$ 7,751,663	$ 7,486,719
Less: accumulated depreciation and amortization	(2,037,642)	(1,726,490)
Property and equipment, net	5,714,021	5,760,229
Buildings [Member]
Property and Equipment, Net
Cost	5,148,548	4,944,672
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	897,495	885,724
Leasehold improvements [Member]
Property and Equipment, Net
Cost	760,146	775,422
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	226,893	228,591
Transportation [Member]
Property and Equipment, Net
Cost	87,370	88,590
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 631,211	$ 563,720